Document and Entity Information	6 Months Ended
Mar. 31, 2020
Document And Entity Information
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	NV